Notes to the consolidated statements of income - Research and development expenses (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about intangible assets [line items]
Research and development expense	€ 133,615,000	€ 130,704,000	€ 146,511,000
Depreciation and amortisation expense	(724,847,000)	(735,479,000)	(701,536,000)
Capitalized development costs
Disclosure of detailed information about intangible assets [line items]
Depreciation and amortisation expense	€ 432,000	€ 432,000	€ 724,000